Acquisitions (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Contingent Consideration Liabilities
Below is a reconciliation of the liability balance at the Closing Date and the changes therein for the three months ended March 31, 2021:

	Earnout Shares	Sponsor Vesting Shares	Total
Fair value on Closing Date	$191,095	$39,900	$230,995
Change in fair value during the period (included in Other expense)	8,246	1,780	10,026
Amount paid for tax withholding	(4,013)	—	(4,013)
Amount reclassified to equity	(195,328)	(41,680)	(237,008)
Ending balance	$—	$—	$—

Second Phase [Member]
Business Acquisition [Line Items]
Allocation of Acquisition Purchase Price
The allocation of the Second Phase acquisition purchase price as of April 2019 was as follows:

Other current assets	$499
Property and equipment	30
Customer relationships	2,360
Technology	740
Non-compete agreements	720
Tradename	160
Goodwill	4,877
Other current liabilities	(54)
Deferred revenue liability	(800)
Total purchase price	$8,532

Credit2B [Member]
Business Acquisition [Line Items]
Allocation of Acquisition Purchase Price
The allocation of the Credit2B acquisition purchase price as of April 2018 was as follows:

Other current assets	$615
Property and equipment	56
Customer relationships	2,100
Technology	800
Non-compete agreements	710
Tradename	10
Goodwill	13,714
Other current liabilities	(403)
Deferred revenue liability	(1,324)
Total purchase price	$16,278

Contingent Consideration Liabilities
The following table presents the changes in the Company’s contingent consideration liabilities for the years ended December 31, 2020 and 2019:

Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660